UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam Global Industrials Fund
The fund's portfolio
11/30/18 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value
Aerospace and defense (27.1%)
Airbus SE (France)	20,375	$2,193,720
BAE Systems PLC (United Kingdom)	195,443	1,227,479
Boeing Co. (The)	19,442	6,741,708
Textron, Inc.	71,581	4,018,557
TransDigm Group, Inc.(NON)	10,936	3,955,223
United Technologies Corp.	46,456	5,660,199

		23,796,886
Airlines (2.3%)
Air Canada (Canada)(NON)	91,049	1,987,296

		1,987,296
Building products (5.9%)
Daikin Industries, Ltd. (Japan)	24,500	2,724,323
Johnson Controls International PLC	70,819	2,463,085

		5,187,408
Commercial services and supplies (5.1%)
Waste Connections, Inc.	57,129	4,483,484

		4,483,484
Electrical equipment (9.7%)
AMETEK, Inc.	52,548	3,858,600
Emerson Electric Co.	69,447	4,689,061

		8,547,661
Health-care equipment and supplies (1.6%)
Danaher Corp.	12,523	1,371,769

		1,371,769
Industrial conglomerates (13.4%)
Honeywell International, Inc.	45,293	6,646,748
Roper Technologies, Inc.	17,372	5,169,733

		11,816,481
Machinery (8.3%)
Fortive Corp.	56,280	4,281,220
Hitachi Construction Machinery Co., Ltd. (Japan)	2,800	77,329
KION Group AG (Germany)	9,859	552,378
Komatsu, Ltd. (Japan)	20,800	555,754
Trinity Industries, Inc.	77,405	1,844,561

		7,311,242
Oil, gas, and consumable fuels (4.3%)
Cheniere Energy, Inc.(NON)	62,219	3,802,825

		3,802,825
Professional services (0.8%)
Recruit Holdings Co., Ltd. (Japan)	25,600	704,964

		704,964
Road and rail (14.0%)
Central Japan Railway Co. (Japan)	5,400	1,112,736
East Japan Railway Co. (Japan)	7,200	654,574
Norfolk Southern Corp.	24,745	4,224,961
Union Pacific Corp.	41,015	6,307,287

		12,299,558
Trading companies and distributors (5.2%)
ITOCHU Corp. (Japan)	35,100	623,830
Mitsubishi Corp. (Japan)	145,200	3,919,500

		4,543,330

Total common stocks (cost $78,812,497)		$85,852,904

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Goldman Sachs International
Honeywell International, Inc. (Call)	Jun-19/$175.00	$9,255,963	$63,073	$103,495

Total purchased options outstanding (cost $195,526)				$103,495

SHORT-TERM INVESTMENTS (2.6%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund 2.37%(AFF)	Shares	1,704,950	$1,704,950
U.S. Treasury Bills 2.393%, 2/21/19(SEGSF)		$129,000	128,334
U.S. Treasury Bills 2.376%, 2/14/19(SEGSF)		108,000	107,492
U.S. Treasury Bills 2.352%, 2/7/19(SEGSF)		239,000	237,992
U.S. Treasury Bills 2.294%, 1/24/19(SEGSF)		120,000	119,605

Total short-term investments (cost $2,298,290)			$2,298,373
TOTAL INVESTMENTS

Total investments (cost $81,306,313)			$88,254,772

	FORWARD CURRENCY CONTRACTS at 11/30/18 (aggregate face value $45,112,001) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$549,678	$540,298	$9,380
		Canadian Dollar	Sell	1/16/19	2,363,092	2,457,006	93,914
		Euro	Buy	12/19/18	601,670	647,228	(45,558)
		Japanese Yen	Buy	2/20/19	949,775	955,091	(5,316)
	Barclays Bank PLC
		Australian Dollar	Buy	1/16/19	129,904	127,667	2,237
		British Pound	Buy	12/19/18	445,228	476,291	(31,063)
		Euro	Buy	12/19/18	1,562,731	1,614,672	(51,941)
		Hong Kong Dollar	Buy	2/20/19	1,312,023	1,310,353	1,670
		Japanese Yen	Buy	2/20/19	400,522	403,850	(3,328)
		Swiss Franc	Buy	12/19/18	803,088	835,348	(32,260)
	Citibank, N.A.
		British Pound	Buy	12/19/18	701,830	713,285	(11,455)
		Canadian Dollar	Buy	1/16/19	997,834	1,037,539	(39,705)
		Danish Krone	Buy	12/19/18	961,507	999,471	(37,964)
		Japanese Yen	Sell	2/20/19	2,146,509	2,163,795	17,286
	Credit Suisse International
		Euro	Buy	12/19/18	561,536	580,373	(18,837)
		Euro	Sell	12/19/18	561,536	561,097	(439)
		Swedish Krona	Buy	12/19/18	1,175,355	1,187,872	(12,517)
		Swedish Krona	Sell	12/19/18	1,175,355	1,180,082	4,727
	Goldman Sachs International
		Australian Dollar	Buy	1/16/19	414,361	407,157	7,204
		British Pound	Buy	12/19/18	967,871	988,750	(20,879)
		Canadian Dollar	Buy	1/16/19	1,131,586	1,176,425	(44,839)
		Euro	Buy	12/19/18	2,356,001	2,443,276	(87,275)
	HSBC Bank USA, National Association
		Euro	Buy	12/19/18	754,610	764,986	(10,376)
		Euro	Sell	12/19/18	754,610	774,418	19,808
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/19/18	297,797	307,869	(10,072)
		Euro	Buy	12/19/18	4,929,564	5,068,124	(138,560)
		Japanese Yen	Buy	2/20/19	2,273,419	2,291,795	(18,376)
		New Zealand Dollar	Buy	1/16/19	28,341	27,177	1,164
		Singapore Dollar	Buy	2/20/19	468,359	466,325	2,034
		Swedish Krona	Buy	12/19/18	2,365,648	2,381,896	(16,248)
		Swiss Franc	Buy	12/19/18	1,134,450	1,182,402	(47,952)
	NatWest Markets PLC
		Euro	Buy	12/19/18	1,015,367	1,012,637	2,730
		Euro	Sell	12/19/18	1,015,367	1,025,094	9,727
		Swedish Krona	Buy	12/19/18	243,817	246,467	(2,650)
		Swedish Krona	Sell	12/19/18	243,817	244,127	310
	State Street Bank and Trust Co.
		British Pound	Buy	12/19/18	810,491	828,277	(17,786)
		Canadian Dollar	Buy	1/16/19	959,253	1,022,307	(63,054)
		Euro	Buy	12/19/18	196,248	202,865	(6,617)
		Euro	Sell	12/19/18	196,248	195,720	(528)
		Israeli Shekel	Buy	1/16/19	52,149	53,377	(1,228)
		Japanese Yen	Buy	2/20/19	2,143,164	2,163,301	(20,137)
		Swedish Krona	Buy	12/19/18	170,924	172,708	(1,784)
		Swedish Krona	Sell	12/19/18	170,924	170,907	(17)
	UBS AG
		Australian Dollar	Buy	1/16/19	162,307	159,542	2,765
		Swedish Krona	Buy	12/19/18	337,381	337,349	32
		Swedish Krona	Sell	12/19/18	337,381	344,507	7,126
	WestPac Banking Corp.
		Canadian Dollar	Sell	1/16/19	246,783	250,297	3,514
		Euro	Buy	12/19/18	300,665	310,761	(10,096)
		Euro	Sell	12/19/18	300,665	299,840	(825)

	Unrealized appreciation						185,628

	Unrealized (depreciation)						(809,682)

	Total						$(624,054)
*	The exchange currency for all contracts listed is the United States Dollar.

WRITTEN OPTIONS OUTSTANDING at 11/30/18 (premiums $90,194) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Goldman Sachs International
Honeywell International, Inc. (Call)	Jun-19/$185.00	$9,255,963	$63,073	$41,880

Total				$41,880

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $87,840,677.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/18
	Short-term investments
	Putnam Cash Collateral Pool, LLC*	$2,922,890	$5,906,570	$8,829,460	$23,928	$—
	Putnam Short Term Investment Fund**	1,518,969	17,577,020	17,391,039	5,194	1,704,950

	Total Short-term investments	$4,441,859	$23,483,590	$26,220,499	$29,122	$1,704,950
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $583,370.
	At the close of the reporting period, the fund maintained liquid assets totaling $703,518 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY ⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	81.4%
	Japan	11.8
	France	2.5
	Canada	2.3
	United Kingdom	1.4
	Germany	0.6

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $644,331 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $583,370 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$3,802,825	$—	$—
Health care	1,371,769	—	—
Industrials	66,331,723	14,346,587	—

Total common stocks	71,506,317	14,346,587	—
Purchased options outstanding	—	103,495	—
Short-term investments	1,704,950	593,423	—

Totals by level	$73,211,267	$15,043,505	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(624,054)	$—
Written options outstanding	—	(41,880)	—

Totals by level	$—	$(665,934)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$185,628	$809,682
Equity contracts	103,495	41,880

Total	$289,123	$851,562
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$63,000
Written equity option contracts (contract amount)	$63,000
Forward currency contracts (contract amount)	$57,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 28, 2019